Basis of Presentation and General Information (Details Narrative)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Formation Date	Jan. 16, 2007
Number of vessels	23
Neo Panamax Container Carrier Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	12
Panamax Container Carrier Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	3
Capesize Bulk Carrier Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	1
X-DF Liquefied Natural Gas Carrier Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	7